Expense Example - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor International Discovery Fund - Class A
Expense Example:
1 year	$ 701
3 years	966
5 years	1,252
10 years	2,063
Fidelity Advisor International Discovery Fund - Class C
Expense Example:
1 year	313
3 years	658
5 years	1,129
10 years	2,229
Fidelity Advisor International Discovery Fund - Class M
Expense Example:
1 year	502
3 years	822
5 years	1,165
10 years	2,131
Fidelity Advisor International Discovery Fund - Class I
Expense Example:
1 year	101
3 years	315
5 years	547
10 years	1,213
Fidelity Advisor International Discovery Fund - Class Z
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	$ 1,073